Revenue	12 Months Ended
Dec. 31, 2021
Receivables from contracts with customers [abstract]
Revenue	Revenue
We earn revenue pursuant to contracts with our clients, who operate in various industry verticals. The following table presents our earned revenue disaggregation by industry vertical for the following periods:

Years Ended December 31 (millions)	2021	2020	2019
Tech and Games	$999	$617	$321
Communications and Media	537	481	390
eCommerce and FinTech	259	171	108
Travel and Hospitality	62	54	40
Healthcare	47	36	43
Other	290	223	118
	$2,194	$1,582	$1,020
We serve our clients, who are primarily domiciled in North America, from multiple delivery locations across four geographic regions. In addition, our TIAI Data Solutions business has clients that are largely supported by crowdsourced contractors that are globally dispersed and not limited to the physical locations of our delivery centers. The following table presents our earned revenue disaggregated by geographic region, based on location of our delivery center or where service was provided, for the following periods:

Years Ended December 31 (millions)	2021	2020	2019
Europe	$921	$636	$221
North America	502	346	261
Asia-Pacific	455	337	329
Central America	316	263	209
	$2,194	$1,582	$1,020